Employee Benefit Plans - Vesting ranges of outstanding performance based equity awards (Details) - Performance Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%
Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	250.00%	250.00%
Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%
Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	200.00%	200.00%